ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2026
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET	3. ACCOUNTS RECEIVABLE, NET

	As of
	December 31,	As of June 30,
	2025	2026
	US$	US$
Accounts receivable	—	150,000
Allowance for doubtful accounts	—	—
	—	150,000